Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

	2021	2020
Banks	11,080,569	4,215,518
Short–term investments	3,467,859	866,606
Cash	1,478	184
	14,549,906	5,082,308

As of December 31, 2021, cash and cash equivalents balance includes $71,979 ($11,682 as of December 31, 2020), of restricted cash to be used exclusively for the payment of loans principal and interest obtained by Oleoducto Bicentenario and Oleoducto de los Llanos, and $1,039,024, based on the financing contracts and maintained, mainly, to guarantee the debt service by Interconexión Eléctrica S.A. E.S.P. It is important to consider that the accomplishment of conditions in the loans agreements permits the cash and equivalents availability.

The fair value of cash and cash equivalents approximates their book value due to their short–term nature (less than three months) and its high liquidity. Cash equivalents are convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

The return on cash and cash equivalents for the years ended December 31, 2021, and 2020 were 2.6% and 2.2%, respectively.

The following table reflects the credit quality of banks in which Ecopetrol Business Group has deposits and check accounts, and issuers of investments included in cash and cash equivalents:

Rating	2021	2020
AAA	3,892,694	2,578,090
F1+	2,383,713	1,286,310
BRC1+	2,172,603	99,923
A-1	1,294,164	851,394
BBB	1,277,357	121
A	1,224,990	4,319
F1	1,177,581	207,773
AA	526,127	546
P-2	370,582	—
BB	106,070	—
Aaa	27,621	1,431
AAAf	19,481	28,552
B	14,674	—
F3	12,853	12,184
Aa3	11,239	—
C	6,615	—
CCC	4,872	—
A3	3,049	—
BRC1	1,671	2,336
A1	1,032	—
AAAmmf	—	2,162
AA-	—	22
Other	20,918	7,145
	14,549,906	5,082,308

See credit risk policy in Note 30.7.